Significant Accounting Policies - Schedule of Adjustments Made to Line Items Presented on Profit or Loss due to Application of IFRS 15 (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue and other operating income
Revenues	¥ 207,182	¥ 167,147	¥ 140,704
Other operating income	28,099	12,011	5,892
Revenue and other operating income total	235,281	179,158	146,596
Operating expenses
Payment processing and licensing expenses	(30,823)	(29,589)	(29,781)
Sales commission expenses	(15,960)	(899)	(615)
Employee compensation expenses	(57,493)	(42,469)	(39,445)
Marketing expenses	(20,311)	(15,477)	(11,833)
Infrastructure and communication expenses	(10,483)	(9,087)	(7,770)
Outsourcing and other service expenses	(31,825)	(24,007)	(13,779)
Depreciation and amortization expenses	(11,135)	(7,149)	(5,100)
Other operating expenses	(41,141)	(25,403)	(18,376)
Operating expenses total	(219,171)	(154,080)	(126,699)
Profit from operating activities	16,110	25,078	19,897
Profit before tax from continuing operations	3,354	18,145	17,990
Income tax expenses	(9,522)	(9,922)	(8,904)
Loss for the year from continuing operations	(6,168)	8,223	9,086
Loss for the year	(5,792)	8,210	7,104
Attributable to:
The shareholders of the Company	(3,718)	8,078	6,763
Non-controllinginterests	¥ (2,074)	¥ 132	¥ 341
Earnings per share
Basic (loss)/profit for the year attributable to the shareholders of the Company	¥ (15.62)	¥ 36.56	¥ 34.84
Diluted (loss)/ profit for the year attributable to the shareholders of the Company	(15.62)	34.01	31.48
Earnings per share from continuing operations
Basic (loss)/ profit from continuing operations attributable to the shareholders of the Company	(17.20)	36.62	45.05
Diluted (loss)/profit from continuing operations attributable to the shareholders of the Company	¥ (17.20)	¥ 34.06	¥ 40.70
IAS 18 and Other [member]
Revenue and other operating income
Revenues	¥ 197,789
Other operating income	28,099
Revenue and other operating income total	225,888
Operating expenses
Payment processing and licensing expenses	(30,811)
Sales commission expenses	(7,068)
Employee compensation expenses	(57,493)
Marketing expenses	(20,311)
Infrastructure and communication expenses	(10,483)
Outsourcing and other service expenses	(31,825)
Depreciation and amortization expenses	(11,135)
Other operating expenses	(40,846)
Operating expenses total	(209,972)
Profit from operating activities	15,916
Profit before tax from continuing operations	3,160
Income tax expenses	(9,463)
Loss for the year from continuing operations	(6,303)
Loss for the year	(5,927)
Attributable to:
The shareholders of the Company	(3,852)
Non-controllinginterests	¥ (2,075)
Earnings per share
Basic (loss)/profit for the year attributable to the shareholders of the Company	¥ (16.19)
Diluted (loss)/ profit for the year attributable to the shareholders of the Company	(16.19)
Earnings per share from continuing operations
Basic (loss)/ profit from continuing operations attributable to the shareholders of the Company	(17.77)
Diluted (loss)/profit from continuing operations attributable to the shareholders of the Company	¥ (17.77)
Remeasurement [member]
Revenue and other operating income
Revenues	¥ 9,393
Revenue and other operating income total	9,393
Operating expenses
Payment processing and licensing expenses	(12)
Sales commission expenses	(8,892)
Other operating expenses	(295)
Operating expenses total	(9,199)
Profit from operating activities	194
Profit before tax from continuing operations	194
Income tax expenses	(59)
Loss for the year from continuing operations	135
Loss for the year	135
Attributable to:
The shareholders of the Company	134
Non-controllinginterests	¥ 1
Earnings per share
Basic (loss)/profit for the year attributable to the shareholders of the Company	¥ 0.57
Diluted (loss)/ profit for the year attributable to the shareholders of the Company	0.57
Earnings per share from continuing operations
Basic (loss)/ profit from continuing operations attributable to the shareholders of the Company	0.57
Diluted (loss)/profit from continuing operations attributable to the shareholders of the Company	¥ 0.57
New IFRSs [member]
Revenue and other operating income
Revenues	¥ 207,182
Other operating income	28,099
Revenue and other operating income total	235,281
Operating expenses
Payment processing and licensing expenses	(30,823)
Sales commission expenses	(15,960)
Employee compensation expenses	(57,493)
Marketing expenses	(20,311)
Infrastructure and communication expenses	(10,483)
Outsourcing and other service expenses	(31,825)
Depreciation and amortization expenses	(11,135)
Other operating expenses	(41,141)
Operating expenses total	(219,171)
Profit from operating activities	16,110
Profit before tax from continuing operations	3,354
Income tax expenses	(9,522)
Loss for the year from continuing operations	(6,168)
Loss for the year	(5,792)
Attributable to:
The shareholders of the Company	(3,718)
Non-controllinginterests	¥ (2,074)
Earnings per share
Basic (loss)/profit for the year attributable to the shareholders of the Company	¥ (15.62)
Diluted (loss)/ profit for the year attributable to the shareholders of the Company	(15.62)
Earnings per share from continuing operations
Basic (loss)/ profit from continuing operations attributable to the shareholders of the Company	(17.20)
Diluted (loss)/profit from continuing operations attributable to the shareholders of the Company	¥ (17.20)